Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [Abstract]
Contingent Liabilities And Commitments
43.	CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Confirmed guarantees
Guarantee for loans	157,299	125,870
Acceptances	320,519	371,525
Guarantees in acceptances of imported goods	108,238	158,179
Other confirmed guarantees	6,288,965	6,452,791

Sub-total	6,875,021	7,108,365

Unconfirmed guarantees
Local letters of credit	383,117	305,057
Letters of credit	3,637,787	3,322,731
Other unconfirmed guarantees	505,689	669,677

Sub-total	4,526,593	4,297,465

Commercial paper purchase commitments and others	1,458,101	1,260,587

Total	12,859,715	12,666,417

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Loan commitments	80,760,325	97,796,704
Other commitments	4,546,090	5,041,314

(3)	Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	December 31, 2017		December 31, 2018
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases(*)	83 cases	155 cases	77 cases	154 cases
Amount of litigation	413,267	244,767	494,645	246,826
Provisions for litigations		9,277		17,925

(*)	The numbers of lawsuits as of December 31, 2017 and 2018 do not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.